SOFTWARE DEVELOPMENT COSTS (Details) - Schedule of Finite-Lived Intangible Assets - USD ($)	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Schedule of Finite-Lived Intangible Assets [Abstract]
Capitalized software development costs		$ 2,724,082	$ 2,724,082
Accumulated amortization		(1,847,274)	(1,410,803)
Sub-total		876,808	1,313,279
Cumulative Impairment charge		(876,808)	(876,808)
Total	$ 0	$ 0	$ 436,471